Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 025
EBP, Description of Plan [Line Items]
Description of the Plan

Note 1 - Description of the Plan

The following description of the Ford Motor Company Tax-Efficient Savings Plan for Hourly Employees (the “Plan”) provides only general information. Participants should refer to the provisions of the Plan, which are governed in all respects by the detailed terms and conditions contained in the Plan document. The Plan was established effective January 1, 1985.

Type and Purpose of the Plan - The Plan is a defined contribution plan established to encourage and facilitate systematic retirement savings and investment by eligible hourly employees of Ford Motor Company (the “Company”) and to provide them with an opportunity to become stockholders of the Company. The Plan includes provisions for voting shares of Company stock. It is subject to certain provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), applicable to defined contribution pension plans.

Eligibility – Regular full time hourly employees are eligible to participate in the Plan immediately after their original date of hire. Certain other part-time and temporary employees may also be eligible to participate in the Plan. Participation in the Plan is voluntary. Newly hired eligible employees are automatically enrolled in the Plan at an initial contribution rate of 3 percent of their base wages, though they may elect to cancel or change their automatic enrollment rate.

Contributions and Vesting - Participants can contribute a percentage of their base pay and overtime pay to the Plan on a pre-tax, Roth, and/or after-tax basis, subject to federal tax law and Plan limits. Participants may also elect to contribute all, or a portion, of their distributions under the Company’s Profit Sharing Plan and certain other bonuses to the Plan on a pre-tax or Roth basis. Pre-tax contributions are excluded from the participant’s federal and most state and local taxable income. Employees are immediately 100 percent vested in their contributions to the Plan.

Automatic enrollment deferral contributions are increased by one percent each year subsequent to enrollment up to ten percent, commencing with the one-year anniversary of the initial enrollment. Each annual increase will be effective as of the first of the month following the applicable one-year anniversary date.

Subject to provisions of the Plan, participants may elect to roll over amounts from other eligible retirement plans in accordance with the Internal Revenue Code of 1986, as amended (the “Code”). For the year ended December 31, 2025, rollovers from other eligible retirement plans totaled $7.3 million, which are included in employee contributions in the statement of changes in net assets available for benefits.

Certain (as defined) employees hired or rehired beginning November 19, 2007 may be immediately eligible to receive Supplemental Contributions and/or Retirement Contributions (collectively, “Company Contributions”). Eligible employees receive Supplemental Contributions of $1.00 for every eligible compensated hour up to 40 hours per week. Eligible employees receive Retirement Contributions of 6.4 percent of eligible wages up to 40 hours per week through October 22, 2023 and 10.0 percent thereafter. Employees become 100 percent vested in their Company Contributions three years from their original hire date.

Per the 2019 Collective Bargaining Agreement between the Company and the UAW, employees not eligible for Retirement Contributions (eligible for a pension plan instead) were given a one-time $1,000 Company contribution into their TESPHE account on January 31, 2020.

Distributions - Pre-tax or Roth assets may not be withdrawn by participants until the termination of their employment or until they reach 59-1/2 years of age, except in the case of personal financial hardship. Supplemental Contributions may not be withdrawn by participants until termination of employment or until they reach 59-1/2 years of age. Retirement Contributions may not be withdrawn by participants until termination of employment.

Note 1 - Description of the Plan (Continued)

After-tax assets can be withdrawn at any time without restriction.

Distribution options include lump-sum, partial, or installment payments. Eligible rollover distributions can be rolled over to an IRA or another employer’s eligible retirement plan.

Activity for participants in the Ford Stock Fund who have elected to receive dividends paid in the form of cash instead of purchasing additional shares is reported in the statement of changes in net assets available for benefits.

Participant Accounts - A participant’s account balance is comprised of employee contributions, Company Contributions, if any, and investment income earned from the individual investment options selected by the participant less withdrawals, loans, distributions, and fees. In the absence of participant investment directions, contributions are invested in a target-date fund, a qualified default investment alternative (“QDIA”) prescribed by final regulations issued by the Department of Labor. Allocations are based on participant earnings, account balances, or specific participant transactions, as defined. The benefit to which a participant is entitled is determined from the participant’s vested account balance.

Master Trust Investment Options and Participation – Employee contributions and Company Contributions are invested in accordance with the participant’s election in one or more investments, which are held in the Ford Defined Contribution Plans Master Trust (the “Master Trust”) (see Note 3).

Transfers of Assets - The Plan permits the transfer of assets among investment options held by the Master Trust, subject to certain trading restrictions imposed on some of the investment options.

Notes Receivable from Participants - The Plan permits participants to borrow from their pre-tax, Roth, after-tax, and rollover accounts. Monthly notes receivable interest rates related to these borrowings are based on the prime rate published in The Wall Street Journal. Participant notes receivable are collateralized by the participant’s vested account balance.

A participant is eligible to take out one note receivable per calendar year, and to have up to four notes receivable outstanding at any one time. General notes receivable may be for a minimum of one year, but not exceeding five years. Notes receivable related to the purchase of a primary residence may be for a maximum of ten years.

Forfeitures and Plan Administration Expenses - The Plan permits the Company to use assets forfeited by participants to pay plan administrative expenses and, to the extent not used to pay such expenses, to reduce the Company’s future contributions to the Plan. The Company may pay certain plan administrative expenses directly.

Related Party and Party-in-Interest Transactions - Certain Master Trust investment options are investment products managed by State Street Global Advisors (“SSgA”), which is the investment management division of State Street Bank and Trust Company, a wholly owned subsidiary of State Street Corporation. State Street Bank and Trust Company is the trustee, as defined by the Plan, and the disbursement agent.

Parties-in-interest are defined under Department of Labor regulations as any fiduciary of the Plan, any party rendering services to the Plan, the Company, and certain others. Party-in-interest transactions included investments in the Ford Stock Fund. The Plan held 67.6 and 72.7 million shares of Company stock as of December 31, 2025 and 2024 respectively. Net purchases/(sales) of Company stock was $169.6 million. Dividends from Company stock amounted to $54.1 million, of which $43.5 million was reinvested in Company stock.

The Plan also issues loans to participants which are secured by the vested balance of the participants’ accounts.

These transactions are party-in-interest transactions, exempt from prohibited transaction rules.